General and administrative expense and Termination benefits - Components (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of attribution of expenses by nature to their function [line items]
General and administrative expense	$ 125,849	$ 141,720	$ 130,791
General and administrative expense
Disclosure of attribution of expenses by nature to their function [line items]
Staff costs	63,841	83,549	66,976
Occupancy costs	2,648	1,740	1,589
Professional fees	11,952	18,250	12,899
Travel and entertainment	3,458	1,910	1,735
Office and related expenses	8,905	7,332	7,361
Bank fees & payment costs	778	646	715
Bad debt expense / reversal	6,523	1,711	5,582
Tax expenses	11,214	11,125	14,747
Depreciation and amortization	11,646	9,656	9,282
Other general and administrative expense	4,884	5,801	9,905
General and administrative expense	$ 125,849	$ 141,720	$ 130,791